Revenue - Summary of revenue recognized (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized	€ 6,514	€ 3,594	€ 1,335
Eli Lilly and Company | Up-front payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized	5,996	2,646	564
Eli Lilly and Company | Other R&D services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized		270
Eli Lilly and Company | Equity consideration
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized	€ 518	321	69
Yarrow Biotechnology, Inc | Up-front payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized		191	252
Yarrow Biotechnology, Inc | Other R&D services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized		118	282
Yarrow Biotechnology, Inc | Equity consideration
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized		€ 48	€ 168